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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    Form 13F


                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional  Investment Manager Filing this Report:

Name:     Wood River Partners, L.P.
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Address:  c/o Kaye Scholer LLP
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          425 Park Avenue
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          New York, New York  10022
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Form 13F File Number:  28-
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The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that, subject to the information contained in footnote (A) below, (1) all information contained herein is true, correct and complete, and (2) that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



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     (A) On October 13, 2005, Arthur Steinberg, Esq. was appointed receiver (the
"Receiver") of Wood River Capital Management, L.L.C., Wood River Associates, L.L.C., Wood River Partners, L.P. and Wood River Partners Offshore, Ltd. and their respective subsidiaries, successors and assigns (the "Wood River
Entities") pursuant to an order of the United States District Court for the Southern District of New York, dated October 13, 2005, in connection with the action entitled Securities and Exchange Commission v. Wood River Capital Management, L.L.C., Wood River Associates, L.L.C., John Hunting Whittier, Wood River Partners, L.P. and Wood River Partners Offshore, Ltd. (the "Order").

     The information contained in this Form 13F regarding one of the Wood River Entities is primarily based upon a review of certain brokerage account statements and account information delivered prior to the date hereof to the Receiver by certain brokers for the Wood River Entities, as the Receiver has not yet completed reviewing other information and the books, records and accounts of the Wood River Entities and, hence, has not been able to determine, verify or confirm the accounts or the equity securities (or amounts thereof) held by accounts over which the Institutional Investment Manager exercises investment discretion or the other information set forth herein. The Receiver is still in the process of exploring whether or not any other brokers or nominees are holding additional shares of common stock, over which the Institutional Investment Manager may be deemed to have investment discretion. The Receiver is in the process of confirming and verifying the facts stated in this Form 13F and of determining whether the Institutional Investment Manager has entered into any type of agreement, contract, trust or other arrangement pursuant to which the Institutional Investment Manager would be deemed to exercise investment discretion over accounts in addition to those which the Receiver has already identified, and therefore, all information contained herein is made based upon the Receiver's current information and belief and subject to confirmation, correction, change and future amendment.
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Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur Steinberg, Esq., solely in his capacity as the
          Receiver of Wood River Partners, L.P. and not in
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          his individual capacity
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Title:    Receiver
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Phone:    (212) 836-8000
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Signature, Place, and Date of Signing:

  /s/ Arthur J. Steinberg         New York, New York         February  14, 2006
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 Arthur J. Steinberg, Esq.,         [City, State]                  [Date]
 solely as the Receiver of Wood
 River Partners, L.P., to the
 extent contemplated by the Order,
 and not in his individual capacity.


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number          Name
     28-________________           Wood River Associates, L.L.C.




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